Income Taxes (Schedule of Deductible Loss and Credit Carryforwards) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Deductible loss and credit carryforwards [Line Items]
Deductible amount	$ 1,246
Deferred Tax Asset	1,546
Valuation Allowance	(151)
Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deductible amount	1
Deferred Tax Asset	183
Valuation Allowance	(5)
Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Deductible amount	63
Deferred Tax Asset	3
Valuation Allowance	(3)
Federal
Deductible loss and credit carryforwards [Line Items]
Deductible amount	120
Losses, Deferred tax asset	25
Tax credits, Deferred tax asset	62
Federal | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deductible amount	$ 1
Losses, Expiration Period	2034
Federal | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Deductible amount	$ 1
Losses, Expiration Period	2034
Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	$ 1,007
Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	113
Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	150
Federal | Federal Production And Other Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	61
State
Deductible loss and credit carryforwards [Line Items]
Deductible amount	1,126
Losses, Deferred tax asset	73
Losses, Valuation allowance	(61)
State minimum tax credits	122
State | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Deductible amount	62	[1]
Losses, Deferred tax asset	3	[1]
Losses, Valuation allowance	(3)	[1]
State | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	9
Tax Credits, Valuation allowance	(5)
State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deferred tax asset	107
Tax Credits, Valuation allowance	$ (90)
Earliest Tax Year | Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2033
Earliest Tax Year | Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2034
Earliest Tax Year | Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year | Federal | Federal Production And Other Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year | Federal | Federal Production And Other Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year | State
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2019
Earliest Tax Year | State | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2021	[1]
Earliest Tax Year | State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2019
Latest Tax Year | Federal
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2034
Latest Tax Year | Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2038
Latest Tax Year | Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2038
Latest Tax Year | Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2038
Latest Tax Year | Federal | Federal Production And Other Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2038
Latest Tax Year | Federal | Federal Production And Other Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2038
Latest Tax Year | State
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2038
Latest Tax Year | State | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2024
Latest Tax Year | State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2025

[1]	Discontinued operations includes $53 million of deductible loss carryforwards which expire between 2036 and 2038, and are reflected as a deferred tax asset with an offsetting valuation allowance of $5 million.